Post employment benefits - Balance sheet analysis of post employment plans (Parenthetical) (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
DPS
Disclosure of defined benefit plans [line items]
Surplus/Deficit in plan	£ 589	£ 1,174	£ 840
GIGIPS
Disclosure of defined benefit plans [line items]
Surplus/Deficit in plan	260	221	(79)
Other Schemes
Disclosure of defined benefit plans [line items]
Surplus/Deficit in plan	£ 111	£ 158	£ 178